MANAGERS AMG FUNDS
ESSEX AGGRESSIVE GROWTH FUND
_____________________
PROSPECTUS
DATED March 1, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	TABLE OF CONTENTS

											Page

KEY INFORMATION ABOUT THE ESSEX AGGRESSIVE GROWTH FUND		1
Summary of the Goal Principal Strategies and Principal Risk
Factors of the Fund								1

PERFORMANCE SUMMARY								4

FEES AND EXPENSES OF THE FUND							4
Fees and Expenses									4

ESSEX AGGRESSIVE GROWTH FUND							5
Objective										5
Principal Investment Strategies						5
Should You Invest in this Fund?						6

MANAGERS AMG FUNDS								7


FINANCIAL HIGHLIGHTS

YOUR ACCOUNT									10
Minimum Investments in the Fund						11

HOW TO PURCHASE SHARES								12

DISTRIBUTION PLAN									13

HOW TO SELL SHARES								14

INVESTOR SERVICES									15

THE FUND AND ITS POLICIES							15

ACCOUNT STATEMENTS								16

DIVIDENDS AND DISTRIBUTIONS							16

TAX INFORMATION									17


	KEY INFORMATION ABOUT THE ESSEX AGGRESSIVE GROWTH
FUND

This Prospectus contains important information for anyone interested in investing in the Essex Aggressive Growth Fund (the "Fund"), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.


Goal      		   Principal Strategies		Principal Risk Factors

Long-term capital	   Invests primarily in the 	Market Risk
Appreciation	   equity securities of U.S. 	Management Risk
   companies with the 		Growth Risk
   potential for long-term 	Small and Mid-Cap
   growth	Stock Risk
   					Sector Risk

   Invests primarily in
         companies with market
   capitalizations of between
   $500 million and $20
   billion, although it may
   invest in companies of any
   size

   Ordinarily invests in 50 to
   60 companies from pre-
   selected sectors of the
   market; currently focuses
   on the specialty retail,
   technology, health care,
   financial services, energy
   services, and basic
   industries sectors


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Market Risk

The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

         Management Risk

         The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of Essex Investment Management Company, LLC ("Essex") in assessing the potential of the securities in which the Fund invests. Essex will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Growth Stock Risk

Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are filling to pay higher prices for securities. Higher
prices therefore reflect higher expectations.   If such expectations are
not met, or if expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

Small and Mid-Cap Stock Risk

Small and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as large-company stock funds) when stocks of small and medium-sized companies are out of favor.

Sector Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.


PERFORMANCE SUMMARY

The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's yearly total return and by comparing the Fund's performance to that of a broadly based securities market index. The bar chart and table assume that all dividend and capital gain distributions have been reinvested for both the Fund and the applicable index. Past performance does not guarantee future results.

	Annual Total Returns - Calendar Year
(since inception on November 1, 1999)


1999		46.90%
            2000         -4.29%

Best Quarter: 	                46.90% (4th Quarter 1999)
Worst Quarter:                   -27.30% (4th Quarter 2000)
Most Recent Return Information:   -4.29% (Jan. 1, 2000-Jan. 31, 2000)

Average Annual Total Returns (as a percentage) as of 12/31/00*

              1 Year    Since Inception
Fund          -4.29%        33.92%
S&P 500 Index -9.10%

*Reflects performance since inception of Fund on November 1, 1999.



	FEES AND EXPENSES OF THE FUND

	 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

	 Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price				None
Maximum Deferred Sales Charge (Load)				None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions							None
Maximum Account Fee							None


	 Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

Management Fee								1.00%
Distribution (12b-1) Fees1						0.00%
Other Expenses								0.13%
Total Annual Fund Operating Expenses				1.13%
Fee Waiver and Reimbursement2						(0.03%)
Net Annual Fund Operating Expenses					1.10%

1 Although the Fund is subject to a Rule 12b-1 Plan of Distribution that permits payments of up to 0.25% of the Fund's average daily net assets, no payments have been authorized under the plan to date.

2 The Managers Funds LLC and Essex have agreed to limit Total Annual Fund Operating Expenses to 1.10% subject to later reimbursement by the Fund in certain circumstances until October 31, 2001. See "Managers AMG Funds."


Example

The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

		1 Year	3 Years	5 Years	10 Years
		$112		$353		$616		$1369


The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.


	ESSEX AGGRESSIVE GROWTH FUND

Objective

The Fund's objective is to achieve long-term capital appreciation.

Principal Investment Strategies

The Fund invests primarily in the equity securities of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $20 billion. Ordinarily, the Fund invests in 50 to 60 companies from pre-selected sectors of the market. The Fund currently focuses on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

Essex serves as sub-adviser to the Fund. Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex first attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, quality management and strong finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

For temporary and defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.


Should You Invest in this Fund?

This Fund MAY be suitable if you:

*	Are seeking exposure to equity markets

*	Are willing to accept a higher degree of risk for the
	opportunity of higher potential returns

*	Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

*	Are seeking stability of principal

*	Are investing with a shorter time horizon in mind

*	Are uncomfortable with stock market risk

*	Are seeking current income





WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.



	MANAGERS AMG FUNDS

Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Essex Aggressive Growth Fund is one of the funds currently available in the fund family.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of Essex Investment Management Company, LLC, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family.

Essex has day-to-day responsibility for managing the Fund's portfolio. Essex, located at 125 High Street, Boston, Massachusetts 02110, is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. Affiliated Managers Group, Inc. indirectly owns a majority interest in Essex. As of December 31, 2000, Essex had assets under management of $10.6 billion. Stephen D. Cutler, Joseph C. McNay and Daniel Beckham are the portfolio managers for the Fund. Mr. Cutler is the President of Essex, a position he has held with Essex or its predecessor firm since 1989. Mr. McNay is the Chairman and Chief Investment Officer of Essex, a position he has held with Essex or its predecessor firm since 1976. Mr. Beckham is the Principal and Vice President of Essex, a position he has held with Essex or its predecessor firm since 1995. From 1994 to 1995, Mr. Beckham was a member of the Duncan-Hurst Capital Management team and from 1989 to 1994, Mr. Beckham was a member of the Nicholas-Applegate Capital Management team.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing administrative, shareholder and other additional services to the Fund.

The Investment Manager and Essex have agreed to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed 1.10% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances, until October 31, 2001. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.10% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

         Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund. MDI receives no compensation for its services as distributor.


FINANCIAL HIGHLIGHTS

The following Financial Highlights table is intended to help you understand the Fund's financial performance for the past fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund. It assumes reinvestment of all dividends and distributions. This information, derived from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.



	YOUR ACCOUNT

As an investor, you pay no sales charges to invest in the Fund and you pay no charges to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.



The following provides the minimum initial and additional investments in the Fund:

				Initial Investment	Additional Investment

Regular accounts		$25,000			$1,000
Traditional IRA		25,000			 1,000
Roth IRA			25,000			 1,000

The Fund or the underwriter may, in their discretion, waive the minimum and initial investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Trust, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.



A TRADITIONAL IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.



	HOW TO PURCHASE SHARES


                         INITIAL PURCHASE         ADDITIONAL PURCHASES


THROUGH YOUR INVESTMENT
ADVISOR
                        Contact your investment
                        advisor or other
                        investment professional.


                                             Send any additional monies to
   your investment professional
   at the address appearing on
   your account statement.




ALL
SHAREHOLDERS:


*	By Mail


Complete the account
application.

Mail the application and a
check payable to
Managers AMG Funds to:

Managers AMG Funds
c/o Boston Financial
Data Services, Inc.
P.O. Box 8517
Boston, MA  02266-8517

*By Telephone
Not Available



Additional Purchases

Write a letter of instruction
and a check payable to
Managers AMG Funds to:

Managers AMG Funds
c/o Boston Financial
   Data Services, Inc.
P.O. Box 8517
Boston, MA  02266-8517

Include your account # and
Fund name on your check.

If your account has already
been established, call the
Transfer Agent at (800) 252-
0682.  The minimum
additional investment is
$1,000.

*	By Internet
Not Available


If your account has already
been established, see our
website at
http://www.managersamg.com
 .  The minimum additional
investment is $1,000.


Note:  Purchases made by check will have a 15 calendar day hold.

For Bank Wires: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers
AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

	DISTRIBUTION PLAN

The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees may authorize payments at an annual rate of up to 0.25% of the Fund's average daily net assets to Managers Distributors, Inc., the Fund's distributor. The Trustees have not authorized the payment of any fees to date.


HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.


INSTRUCTIONS


THROUGH YOUR
INVESTMENT ADIVOR


Contact your investment advisor
or other investment professional.


DIRECT SHAREHOLDERS:

*	By Mail


Write a letter of instruction
containing:

*	the name of the Fund
*	dollar amount or number
of shares to be sold
*	your name
*	your account number
*	signatures of all owners
      on account

Mail letter to:

Managers AMG Funds
c/o Boston Financial Data
   Services, Inc.
P.O. Box 8517
Boston, MA  02266-8517

*By Telephone

If you elected telephone
redemption privileges on your
account application, call us at
(800) 252-0682.

*	By Internet		See our website at: http://www.managersamg.com.

Redemptions of $50,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $50,000.


				INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of any of the series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional.

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

	THE FUND AND ITS POLICIES

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.


The Fund reserves the right to:

*	redeem an account if the value of the account falls below $25,000 due to redemptions;

*	suspend redemptions or postpone payments when the NYSE is
closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

*	change the minimum investment amounts;

*	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

*	make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

*	refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);

*	after prior warning and notification, close an account due to excessive trading; and

*	terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.


	ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive a confirmation after each trade executed in your account.

	DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.


	TAX INFORMATION

Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

*	fail to provide a social security number or taxpayer identification number;

*	fail to certify that their social security number or taxpayer identification number is correct; or

*	fail to certify that they are exempt from withholding.




                       MANAGERS AMG FUNDS

	ESSEX AGGRESSIVE GROWTH FUND

Investment Manager
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Adviser
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

Distributor
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, MA  02109

Transfer Agent
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski



* Interested Person


For More Information

Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

	By Telephone:	1-800-835-3879

	By Mail:		Managers AMG Funds
				40 Richards Avenue
				Norwalk, CT  06854

	On the Internet:	Electronic copies are available on our website
at http://www.managersamg.com

A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009, 202-942-8090. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521




















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